-------------------------------
                        Semiannual Report June 30, 1999
                        -------------------------------


                                  Growth Portfolio
                     A Series of Panorama Series Fund, Inc.




                                     [logo]
                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST

--------------------------------------------------------------------------------
Panorama Series Fund, Inc.--Growth Portfolio
--------------------------------------------------------------------------------

================================================================================
Objective
Panorama Series Fund, Inc.--Growth Portfolio seeks long-term growth of capital by investing primarily in common stocks with low price/earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.

================================================================================
Narrative by Peter Antos and Team, Portfolio Managers
The Portfolio's cumulative total return for the six-month period that ended June 30, 1999 was 3.00%.1 During this period, the stock market saw what we believe may be the start of a fundamental change in investor sentiment. Early in the year, we saw a continuation of a longstanding trend in the market favoring large, highly valued growth stocks over the solid, undervalued companies in which the Portfolio invests. During the second half of the period, however, value stocks began to outperform growth stocks. While we remain disappointed with the Portfolio's performance overall, we are encouraged that undervalued stocks with low price/earnings ratios have begun to reward investors for their perseverance.
         Historically, undervalued stocks have proven to be bargains over the long term. However, beginning in the summer of 1997 when currency devaluations in emerging Asian markets triggered the start of a global currency and credit crisis, investors sought the safety of the largest and most visible companies. These were generally large, growth-oriented companies with a history of relatively predictable earnings. Stocks that did not meet these growth criteria--including value-oriented stocks selling at attractive prices relative to earnings--typically lagged the averages.
         Starting in April of this year, the investment environment began to change again. Evidence emerged that the global financial crisis was finally abating, suggesting that the worst might be over for markets in Asia, Latin America and Western Europe. The U.S. economy defied most analysts' expectations by continuing to grow robustly. In fact, the Federal Reserve Board, which reduced key short-term interest rates three times last fall in an attempt to stimulate global economic growth, raised interest rates modestly in late June in an effort to forestall a possible reacceleration of inflation.
         In this current economic climate, with long-term interest rates no longer at historically low levels and growth stocks at historically high valuations, investors began to turn their attention to stocks selling at inexpensive prices relative to their potential earnings. As a result, many value stocks began to outperform formerly high-flying growth stocks during the second half of the reporting period. We took advantage of this shift in investor sentiment by increasing the number of stocks in our portfolio, and by expanding our focus from mostly large-cap companies to include a larger percentage of mid-cap holdings. That's because mid-cap companies had not participated fully in the market's 1998 and first-quarter 1999 advances. We believed that some of the best-managed companies in the mid-cap range were poised to benefit from renewed investor interest. In making these moves, we also attempted to diversify more broadly so that disappointments in any single industry or company would have a smaller impact on the overall portfolio.
         In addition, we increased our exposure to economic sectors such as basic materials, energy and utilities. We also changed our holdings within certain sectors. In the financial services industry, we reduced our holdings of large, money-center banks in favor of mid-sized regional banks and insurance companies. That's because large banks' stock prices had gotten expensive relative to earnings, while mid-sized banks and insurance companies were attractively valued compared to historical norms.



Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.
1. Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.


2                               Growth Portfolio

--------------------------------------------------------------------------------
Panorama Series Fund, Inc.--Growth Portfolio
--------------------------------------------------------------------------------

================================================================================
For example, one of the Portfolio's largest holdings was Cigna Corp., a multi-line insurance company. Cigna Corp.'s stock was attractive to us because the company has been undergoing a strategic restructuring that is transforming it into a healthcare giant. We believed that this transition was being achieved successfully by the company's management, as evidenced recently by strong earnings. As more investors have begun to recognize Cigna Corp.'s transformation, its stock has been rewarded with an improved valuation, making it one of the Portfolio's more successful holdings during the reporting period.
         Another top-performing stock was IBM Corp., which has undergone its own transformation from a computer hardware company to a computer solutions provider emphasizing consulting services and software. The latter is a higher margin and faster growing business, so IBM Corp.'s stock has advanced dramatically.
         Of course, it is impossible to determine at this point if the recent trend toward value will persist in the period immediately ahead, but we believe that our strategy continues to offer investors the potential for attractive long-term total return through investments in undervalued stocks. That's why Panorama Series Fund, Inc.--Growth Portfolio remains part of The Right Way to Invest.


                               Growth Portfolio                               3

--------------------------------------------------------------------------------
Statement of Investments June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Market Value
                                                                                    Shares            Note 1
==================================================================================================================
Common Stocks--95.8%
==================================================================================================================
Basic Materials--2.1%
------------------------------------------------------------------------------------------------------------------
Chemicals--1.5%
Dow Chemical Co.                                                                       28,300         $  3,590,562
------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                        75,200            1,701,400
------------------------------------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                                               54,900            2,436,187
------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                       127,700            5,475,137
                                                                                                      ------------
                                                                                                        13,203,286
------------------------------------------------------------------------------------------------------------------
Paper--0.6%
Louisiana-Pacific Corp.                                                               208,400            4,949,500

==================================================================================================================
Capital Goods--8.6%
------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--2.5%
Cordant Technologies, Inc.                                                             38,900            1,757,794
------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                229,600           15,727,600
------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                 62,500            4,144,531
                                                                                                      ------------
                                                                                                        21,629,925
------------------------------------------------------------------------------------------------------------------
Electrical Equipment--0.6%
SPX Corp.(1)                                                                           62,600            5,227,100
------------------------------------------------------------------------------------------------------------------
Industrial Services--1.4%
Valassis Communications, Inc.(1)                                                       70,800            2,593,050
------------------------------------------------------------------------------------------------------------------
Viad Corp.                                                                            302,500            9,358,594
                                                                                                      ------------
                                                                                                        11,951,644
------------------------------------------------------------------------------------------------------------------
Manufacturing--4.1%
Briggs & Stratton Corp.                                                                78,700            4,544,925
------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                  107,800            4,109,875
------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                          52,300            4,304,944
------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                56,800            5,381,800
------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                             233,000           16,703,187
                                                                                                      ------------
                                                                                                        35,044,731

==================================================================================================================
Communication Services--13.2%
------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--6.2%
ALLTELL Corp.                                                                         196,500           14,049,750
------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                            466,200           26,019,787
------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(1)                                                   76,500            3,695,906
------------------------------------------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                                              171,400            9,052,062
                                                                                                      ------------
                                                                                                        52,817,505
------------------------------------------------------------------------------------------------------------------
Telephone Utilities--7.0%
Ameritech Corp.                                                                       207,300           15,236,550
------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp.                                                                   265,800           17,376,675
------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                       192,200            9,009,375
------------------------------------------------------------------------------------------------------------------
GTE Corp.                                                                             124,600            9,438,450
------------------------------------------------------------------------------------------------------------------
U S West, Inc.                                                                        152,400            8,953,500
                                                                                                      ------------
                                                                                                        60,014,550

4                               Growth Portfolio

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                      Market Value
                                                                                    Shares            Note 1
==================================================================================================================
Consumer Cyclicals--12.3%
------------------------------------------------------------------------------------------------------------------
Autos & Housing--5.0%
Cooper Tire & Rubber Co.                                                              111,300         $  2,629,462
------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                         84,000            4,740,750
------------------------------------------------------------------------------------------------------------------
Genuine Parts Co.                                                                     279,600            9,786,000
------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                                        65,400            3,858,600
------------------------------------------------------------------------------------------------------------------
Maytag Corp.                                                                          139,100            9,693,531
------------------------------------------------------------------------------------------------------------------
Southdown, Inc.                                                                        52,700            3,385,975
------------------------------------------------------------------------------------------------------------------
USG Corp.                                                                              79,100            4,429,600
------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                   83,900            4,048,175
                                                                                                      ------------
                                                                                                        42,572,093
------------------------------------------------------------------------------------------------------------------
Consumer Services--1.2%
Harte-Hanks, Inc.                                                                      73,600            1,996,400
------------------------------------------------------------------------------------------------------------------
Hertz Corp., Cl. A                                                                    127,200            7,886,400
                                                                                                      ------------
                                                                                                         9,882,800
------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--1.1%
Hasbro, Inc.                                                                          147,900            4,131,956
------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group(1)                                                              115,500            2,439,937
------------------------------------------------------------------------------------------------------------------
MGM Grand, Inc.(1)                                                                     53,800            2,636,200
                                                                                                      ------------
                                                                                                         9,208,093
------------------------------------------------------------------------------------------------------------------
Media--1.8%
Deluxe Corp.                                                                           68,800            2,678,900
------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                     111,400            7,951,175
------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                    83,400            4,581,787
                                                                                                      ------------
                                                                                                        15,211,862
------------------------------------------------------------------------------------------------------------------
Retail: General--1.0%
May Department Stores Co.                                                             201,400            8,232,225
------------------------------------------------------------------------------------------------------------------
Retail: Specialty--1.1%
Ross Stores, Inc.                                                                      69,400            3,496,025
------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                        166,800            5,556,525
                                                                                                      ------------
                                                                                                         9,052,550
------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--1.1%
Shaw Industries, Inc.(1)                                                              184,200            3,039,300
------------------------------------------------------------------------------------------------------------------
VF Corp.                                                                              142,500            6,091,875
                                                                                                      ------------
                                                                                                         9,131,175

==================================================================================================================
Consumer Staples--8.5%
------------------------------------------------------------------------------------------------------------------
Beverages--0.9%
Anheuser-Busch Cos., Inc.                                                             109,300            7,753,469
------------------------------------------------------------------------------------------------------------------
Entertainment--0.3%
Brinker International, Inc.(1)                                                         83,200            2,262,000
------------------------------------------------------------------------------------------------------------------
Food--1.7%
General Mills, Inc.                                                                    65,400            5,256,525
------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                     78,900            3,175,725
------------------------------------------------------------------------------------------------------------------
IBP, Inc.                                                                             272,400            6,469,500
                                                                                                      ------------
                                                                                                        14,901,750

                                Growth Portfolio                               5

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                      Market Value
                                                                                    Shares            Note 1
------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--2.3%
Albertson's, Inc.                                                                     242,300         $ 12,493,594
------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                       284,300            7,302,956
                                                                                                      ------------
                                                                                                        19,796,550

------------------------------------------------------------------------------------------------------------------
Household Goods--2.3%
Kimberly-Clark Corp.                                                                  169,100            9,638,700
------------------------------------------------------------------------------------------------------------------
Premark International, Inc.                                                           262,300            9,836,250
                                                                                                      ------------
                                                                                                        19,474,950
------------------------------------------------------------------------------------------------------------------
Tobacco--1.0%
Philip Morris Cos., Inc.                                                              212,200            8,527,787

==================================================================================================================
Energy--6.9%
------------------------------------------------------------------------------------------------------------------
Energy Services--0.9%
Anadarko Petroleum Corp.                                                               67,100            2,470,119
------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                             129,000            2,571,937
------------------------------------------------------------------------------------------------------------------
Global Marine, Inc.(1)                                                                161,000            2,485,437
                                                                                                      ------------
                                                                                                         7,527,493
------------------------------------------------------------------------------------------------------------------
Oil: Domestic--4.5%
Apache Corp.                                                                           67,100            2,616,900
------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                             53,700            2,322,525
------------------------------------------------------------------------------------------------------------------
Conoco, Inc., Cl. A                                                                   139,100            3,877,412
------------------------------------------------------------------------------------------------------------------
Exxon Corp.                                                                           203,400           15,687,225
------------------------------------------------------------------------------------------------------------------
Mobil Corp.                                                                            91,600            9,068,400
------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                           71,500            4,468,750
                                                                                                      ------------
                                                                                                        38,041,212
------------------------------------------------------------------------------------------------------------------
Oil: International--1.5%
BP Amoco plc, ADR                                                                      80,200            8,701,700
------------------------------------------------------------------------------------------------------------------
Total Fina SA, Sponsored ADR(1)                                                        62,100            4,001,569
                                                                                                      ------------
                                                                                                        12,703,269

==================================================================================================================
Financial--23.7%
------------------------------------------------------------------------------------------------------------------
Banks--5.9%
Bank of America Corp.                                                                  61,800            4,530,712
------------------------------------------------------------------------------------------------------------------
Bank United Corp., Cl. A                                                               27,800            1,117,212
------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                                 127,500           11,044,687
------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.                                                                29,700            4,172,850
------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                    82,000            5,371,000
------------------------------------------------------------------------------------------------------------------
Old Kent Financial Corp.                                                               87,255            3,653,803
------------------------------------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                                                   48,100              826,719
------------------------------------------------------------------------------------------------------------------
Union Planters Corp.                                                                   82,900            3,704,594
------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                     208,700            7,539,287
------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                         98,300            8,410,794
                                                                                                      ------------
                                                                                                        50,371,658


6                                Growth Portfolio

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                      Market Value
                                                                                    Shares            Note 1
------------------------------------------------------------------------------------------------------------------
Diversified Financial--3.9%
AMBAC Financial Group, Inc.                                                            86,700         $  4,952,737
------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                       188,000            8,930,000
------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                             65,900            4,505,913
------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                           106,500            6,177,000
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                       41,100            4,212,750
------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                            103,500            4,683,375
                                                                                                      ------------
                                                                                                        33,461,775
------------------------------------------------------------------------------------------------------------------
Insurance--13.5%
ACE Ltd.                                                                              167,700            4,737,525
------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                        318,300           11,419,013
------------------------------------------------------------------------------------------------------------------
American General Corp.                                                                123,100            9,278,663
------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                     55,500            6,496,969
------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                            50,900            3,537,550
------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                           171,300           15,245,700
------------------------------------------------------------------------------------------------------------------
Equitable Cos., Inc.                                                                  143,000            9,581,000
------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                               104,600            6,099,488
------------------------------------------------------------------------------------------------------------------
Hartford Life, Inc., Cl. A                                                             51,000            2,683,875
------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                 112,700            7,459,331
------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                114,000            5,963,625
------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                           155,500           11,740,250
------------------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                                      166,200            2,877,338
------------------------------------------------------------------------------------------------------------------
Provident Companies, Inc.                                                             102,100            4,084,000
------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                          109,700            4,840,513
------------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                                    76,800            2,443,200
------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A                                              174,900            6,842,963
                                                                                                      ------------
                                                                                                       115,331,003
------------------------------------------------------------------------------------------------------------------
Savings & Loans--0.4%
Greenpoint Financial Corp.                                                             98,900            3,245,156

==================================================================================================================
Healthcare--2.0%
------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--1.4%
Abbott Laboratories                                                                   148,000            6,734,000
------------------------------------------------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                                                               93,400            5,306,288
                                                                                                      ------------
                                                                                                        12,040,288
------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.6%
Beckman Coulter, Inc.                                                                  96,900            4,711,763
------------------------------------------------------------------------------------------------------------------
Total Renal Care Holdings, Inc.(1)                                                     19,600              305,025
                                                                                                      ------------
                                                                                                         5,016,788


                                Growth Portfolio                               7

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                      Market Value
                                                                                    Shares            Note 1
==================================================================================================================
Technology--7.6%
------------------------------------------------------------------------------------------------------------------
Computer Hardware--6.4%
Apple Computer, Inc.(1)                                                               191,300          $ 8,859,581
------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                    99,900           10,039,950
------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                 211,400           27,323,450
------------------------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)                                           113,800            7,517,913
------------------------------------------------------------------------------------------------------------------
Seagate Technology, Inc.(1)                                                            33,000              845,625
                                                                                                      ------------
                                                                                                        54,586,519
------------------------------------------------------------------------------------------------------------------
Computer Services--0.9%
First Data Corp.                                                                      164,800            8,064,900
------------------------------------------------------------------------------------------------------------------
Computer Software--0.3%
BISYS Group, Inc. (The)(1)                                                             50,900            2,977,650

==================================================================================================================
Transportation--2.1%
------------------------------------------------------------------------------------------------------------------
Air Transportation--1.1%
Continental Airlines, Inc., Cl. B(1)                                                   92,100            3,465,263
------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                                                 111,100            6,402,138
                                                                                                      ------------
                                                                                                         9,867,401
------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--1.0%
Burlington Northern Santa Fe Corp.                                                    127,800            3,961,800
------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                    85,100            4,962,394
                                                                                                      ------------
                                                                                                         8,924,194

==================================================================================================================
Utilities--8.8%
------------------------------------------------------------------------------------------------------------------
Electric Utilities--8.1%
Carolina Power & Light Co.                                                             59,700            2,555,906
------------------------------------------------------------------------------------------------------------------
Conectiv, Inc.                                                                        110,900            2,710,119
------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                     159,800            8,689,125
------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                          33,100            1,034,375
------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                       130,200            7,112,175
------------------------------------------------------------------------------------------------------------------
Montana Power Co.                                                                      49,400            3,482,700
------------------------------------------------------------------------------------------------------------------
Peco Energy Co.                                                                       283,300           11,863,188
------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                            257,200            8,359,000
------------------------------------------------------------------------------------------------------------------
Potomac Electric Power Co.                                                             88,600            2,608,163
------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                 119,500            4,884,563
------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                  261,500            7,223,938
------------------------------------------------------------------------------------------------------------------
Texas Utilities Co.                                                                   107,500            4,434,375
------------------------------------------------------------------------------------------------------------------
Unicom Corp.                                                                          107,100            4,130,044
                                                                                                      ------------
                                                                                                        69,087,671
------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.7%
El Paso Energy Corp.                                                                  115,800            4,074,713
------------------------------------------------------------------------------------------------------------------
NICOR, Inc.                                                                            46,800            1,781,325
                                                                                                      ------------
                                                                                                         5,856,038
                                                                                                      ------------
Total Common Stocks (Cost $741,642,598)                                                                817,948,560


8                                Growth Portfolio

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                    Principal         Market Value
                                                                                    Amount            Note 1
==================================================================================================================
U.S. Government Obligations--0.6%
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 4.88%, 7/16/99(2) (Cost $4,989,833)             $ 5,000,000         $  4,989,833

==================================================================================================================
Repurchase Agreements--2.1%
------------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 4.80%, dated 6/30/99, to be repurchased at $17,802,373 on 7/1/99, collateralized by U.S. Treasury Nts.,
4.625%-9.25%, 11/30/00-2/15/16, with a value of $18,198,394 (Cost $17,800,000)     17,800,000           17,800,000
------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $764,432,431)                                          98.5%         840,738,393
------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                           1.5           12,956,633
                                                                                -------------         ------------
Net Assets                                                                              100.0%        $853,695,026
                                                                                =============         ============

1. Non-income producing security.
2. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.


                               Growth Portfolio                                9

--------------------------------------------------------------------------------
Statement of Assets and Liabilities June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

==================================================================================================================
Assets
Investments, at value (cost $764,432,431)--see accompanying statement                                 $840,738,393
------------------------------------------------------------------------------------------------------------------
Cash                                                                                                        51,034
------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                        15,294,800
Interest and dividends                                                                                   1,045,850
Shares of capital stock sold                                                                               141,446
Other                                                                                                        4,821
                                                                                                      ------------
Total assets                                                                                           857,276,344

==================================================================================================================
Liabilities
Payables and other liabilities:
Shares of capital stock redeemed                                                                         3,517,058
Shareholder reports                                                                                         42,026
Legal, auditing and other professional fees                                                                 11,136
Custodian fees                                                                                               9,843
Other                                                                                                        1,255
                                                                                                      ------------
Total liabilities                                                                                        3,581,318
==================================================================================================================
Net Assets                                                                                            $853,695,026
                                                                                                      ============

==================================================================================================================
Composition of Net Assets
Par value of shares of capital stock                                                                  $    266,628
------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                             644,228,124
------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                      4,734,667
------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                               128,159,645
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                                                      76,305,962
------------------------------------------------------------------------------------------------------------------
Net assets--applicable to 266,628,422 shares of capital
stock outstanding                                                                                     $853,695,026
                                                                                                      ============

==================================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                     $3.20

See accompanying Notes to Financial Statements.


10                                Growth Portfolio

--------------------------------------------------------------------------------
Statement of Operations For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

==================================================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $2,675)                                               $   5,785,797
------------------------------------------------------------------------------------------------------------------
Interest                                                                                                 1,242,524
                                                                                                     -------------
Total income                                                                                             7,028,321

==================================================================================================================
Expenses
Management fees--Note 4                                                                                  2,232,483
------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                         34,361
------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                 11,770
------------------------------------------------------------------------------------------------------------------
Accounting service fees--Note 4                                                                              7,501
------------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                           3,153
------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                  2,872
------------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                      1,686
------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                                          947
                                                                                                     -------------
Total expenses                                                                                           2,294,773
Less expenses paid indirectly--Note 1                                                                       (2,467)
                                                                                                     -------------
Net expenses                                                                                             2,292,306

==================================================================================================================
Net Investment Income                                                                                    4,736,015
==================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain on investments                                                                       128,295,491
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments                                  (107,954,311)
                                                                                                     -------------
Net realized and unrealized gain                                                                        20,341,180

==================================================================================================================
Net Increase in Net Assets Resulting from Operations                                                 $  25,077,195
                                                                                                     =============


See accompanying Notes to Financial Statements.

                                Growth Portfolio                              11

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                            Six Months Ended       Year Ended
                                                                                            June 30, 1999          December 31,
                                                                                            (Unaudited)            1998

--------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                          $  4,736,015        $  10,211,556
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                               128,295,491           33,310,716
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                          (107,954,311)          24,320,298
                                                                                               ------------        -------------
Net increase in net assets resulting from operations                                             25,077,195           67,842,570

================================================================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income                                                            (10,168,122)          (9,799,624)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                            (33,413,443)        (107,624,371)

================================================================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets resulting from
capital stock transactions--Note 2                                                              (46,672,063)         137,081,544

================================================================================================================================
Net Assets
Total increase (decrease)                                                                       (65,176,433)          87,500,119
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             918,871,459          831,371,340
                                                                                               ------------        -------------
End of period (including undistributed net investment
income of $4,734,667 and $10,166,774, respectively)                                            $853,695,026        $ 918,871,459
                                                                                               ============        =============

See accompanying Notes to Financial Statements.


12                                Growth Portfolio

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

                                                    Six Months
                                                    Ended
                                                    June 30,1999   Year Ended December 31,
                                                    (Unaudited)    1998         1997         1996(1)       1995           1994

Per Share Operating Data
Net asset value, beginning of period                 $3.27          $3.45        $2.98         $2.53         $1.97         $2.08
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .02            .04          .04           .04           .04           .03
Net realized and unrealized gain (loss)                .07            .26          .69           .43           .71          (.04)
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations         .09            .30          .73           .47           .75          (.01)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.04)          (.04)        (.03)         (.01)         (.04)         (.03)
Distributions from net realized gain                  (.12)          (.44)        (.23)         (.01)         (.15)         (.07)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                       (.16)          (.48)        (.26)         (.02)         (.19)         (.10)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.20          $3.27        $3.45         $2.98         $2.53         $1.97
                                                     =====          =====        =====         =====         =====         =====

================================================================================================================================
Total Return, at Net Asset Value(2)                  3.00%          8.43%       26.37%        18.87%        38.06%        (0.51)%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $853,695       $918,871     $831,371      $586,222      $405,935      $230,195
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $873,515       $877,874     $721,555      $494,281      $303,193(3)   $198,879(3)
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                 1.09%          1.16%        1.38%         1.63%         2.01%         1.87%
Expenses(5)                                           0.53%          0.53%        0.54%         0.58%         0.66%         0.67%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                            79.0%            98%          92%           83%           69%           97%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. This information is not covered by the auditors' opinion.
4. Annualized for periods less than one full year.
5. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999, were $660,632,121 and $736,980,754, respectively.

See accompanying Notes to Financial Statements.


                                Growth Portfolio                              13

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Growth Portfolio (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better than anticipated earnings. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders.

--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


14                               Growth Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
2. Shares of Capital Stock
The Fund has authorized 950 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                     Six Months Ended June 30, 1999            Year Ended December 31, 1998
                                                     -----------------------------------       ---------------------------------
                                                     Shares             Amount                 Shares            Amount
--------------------------------------------------------------------------------------------------------------------------------

Sold                                                    9,869,550         $  31,575,657          47,037,578        $ 152,546,029
Dividends and distributions reinvested                 14,289,038            43,581,565          35,262,461          117,423,995
Redeemed                                              (38,289,597)         (121,829,285)        (42,207,549)        (132,888,480)
                                                      -----------         -------------         -----------        -------------
Net increase (decrease)                               (14,131,009)        $ (46,672,063)         40,092,490        $ 137,081,544
                                                      ===========         =============         ===========        =============

================================================================================
3. Unrealized Gains and Losses on Securities
As of June 30, 1999, net unrealized appreciation on investments of $76,305,962 was composed of gross appreciation of $95,763,330, and gross depreciation of $19,457,368.
================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% of the first $300 million of average daily net assets of the Portfolio, 0.50% of the next $100 million and 0.45% of average daily net assets over $400 million. The Fund's management fee for the six months ended June 30, 1999 was 0.52% of average annual net assets.
         The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.

                                Growth Portfolio                              15

--------------------------------------------------------------------------------
Growth Portfolio
--------------------------------------------------------------------------------

A Series of Panorama Series Fund, Inc.

================================================================================================================================
Officers and Directors                     James C. Swain, Chairman of the Board of Directors
                                           Bridget A. Macaskill, President
                                           Robert G. Avis, Director
                                           William A. Baker, Director
                                           Jon S. Fossel, Director
                                           Sam Freedman, Director
                                           Raymond J. Kalinowski, Director
                                           C. Howard Kast, Director
                                           Robert M. Kirchner, Director
                                           Ned M. Steel, Director
                                           Peter M. Antos, Vice President
                                           Stephen F. Libera, Vice President
                                           Michael C. Strathearn, Vice President
                                           Kenneth B. White, Vice President
                                           Arthur J. Zimmer, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert G. Zack, Assistant Secretary
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer

================================================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

================================================================================================================================

Transfer Agent                             OppenheimerFunds Services

================================================================================================================================

Custodian of Portfolio Securities          Bank of New York

================================================================================================================================

Independent Auditors                       Deloitte & Touche LLP

================================================================================================================================

Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                                           This is a copy of a report to shareholders of Growth Portfolio. This report must be preceded or accompanied by a Prospectus of Growth Portfolio. For material information concerning the Fund, see the Prospectus.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.













16                                Growth Portfolio